Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 435	Fees	UNITED STATES	Bureau of Land Management [Member]	New Mexico [Member]	Oil, Natural Gas and NGLs [Member]	Well
#: 2
	24	Fees	UNITED STATES	Bureau of Land Management [Member]	Texas [Member]	Oil, Natural Gas and NGLs [Member]	Well
#: 3
	547	Fees	UNITED STATES	Susquehanna River Basin Commission [Member]	Pennsylvania [Member]	Natural Gas [Member]	Well
#: 4
	9,635	Fees	UNITED STATES	U.S. Department of the Interior - Office of Resources Revenue [Member]	New Mexico [Member]	Oil, Natural Gas and NGLs [Member]	Well
#: 5
	317,067	Fees	UNITED STATES	U.S. Department of the Interior - Office of Resources Revenue [Member]	Oklahoma [Member]	Oil, Natural Gas and NGLs [Member]	Well
#: 6
	296,975	Royalties	UNITED STATES	U.S. Department of the Interior - Office of Resources Revenue [Member]	New Mexico [Member]	Oil, Natural Gas and NGLs [Member]	Well
#: 7
	4,262	Royalties	UNITED STATES	U.S. Department of the Interior - Office of Resources Revenue [Member]	Oklahoma [Member]	Oil, Natural Gas and NGLs [Member]	Well
#: 8
	$ 309,013	Taxes	UNITED STATES	U.S. Department of the Treasury - Internal Revenue Service [Member]	United States (Corporate) [Member]	Oil, Natural Gas and NGLs [Member]	Well